Financial Instruments and Risk Management - Equity Price Risk (Details) shares in Thousands	1 Months Ended		12 Months Ended
	Feb. 29, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 15, 2022 shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap derivative			$ 15,800,000	$ 18,900,000
TRS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Length of extension			1 year
Interest rate swap derivative			$ 40,600,000
SVS | TRS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notion amount (in shares) | shares					3,000
Increase (decrease) to notional amount (in shares) | shares		500
Proceeds from termination of agreement		$ 5,000,000.0
SVS | Termination of Agreement | TRS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) to notional amount (in shares) | shares	1,250
Proceeds from termination of agreement	$ 32,300,000
SVS | Equity price risk | TRS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted average exchange rate in U.S. dollars (in dollars per share)			12.73